Business combinations - Summary Fair Value of Identifiable Net Assets Acquired (Detail) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Non-current liabilities
Goodwill	£ 398.3		£ 363.5	[1]
Bio Vision Acquisition [Member]
Non-current assets
Intangible assets			80.6
Property, plant and equipment			0.8
Right-of-use assets			1.9
Deferred tax asset	£ 2.7	$ 3.8	3.0
Current assets
Inventory			8.1
Trade and other receivables			3.3
Cash and cash equivalents			10.0
Current liabilities
Trade and other payables			(16.8)
Lease liabilities			(1.7)
Non-current liabilities
Deferred tax liabilities			(23.6)
Lease liabilities			(0.6)
Total identifiable assets acquired			65.0
Goodwill			175.7
Total consideration			240.7
Consideration
Total consideration			240.7
Adjustment for settlement of pre-existing relationship			1.4
Consideration paid in cash			242.1
Bio Vision Acquisition [Member] | Provisional Values [Member]
Non-current assets
Intangible assets			80.6
Property, plant and equipment			0.8
Right-of-use assets			1.9
Deferred tax asset			0.3
Current assets
Inventory			8.1
Trade and other receivables			3.3
Cash and cash equivalents			10.0
Current liabilities
Trade and other payables			(2.3)
Lease liabilities			(1.7)
Non-current liabilities
Deferred tax liabilities			(23.6)
Lease liabilities			(0.6)
Total identifiable assets acquired			76.8
Goodwill			177.0
Total consideration			253.8
Consideration
Total consideration			253.8
Bio Vision Acquisition [Member] | Adjutments [Member]
Non-current assets
Deferred tax asset			2.7
Current liabilities
Trade and other payables			(14.5)
Non-current liabilities
Total identifiable assets acquired			(11.8)
Goodwill			(1.3)
Total consideration			(13.1)
Consideration
Total consideration			£ (13.1)

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.